Schedule of Goodwill by Reportable Segment (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Goodwill [Line Items]
Goodwill	$ 11,404	$ 11,505
Cheese
Goodwill [Line Items]
Goodwill	3,000	3,000
Beverages & Snack Nuts
Goodwill [Line Items]
Goodwill	2,460	2,460
Refrigerated Meals
Goodwill [Line Items]
Goodwill	985	985
Meal Solutions
Goodwill [Line Items]
Goodwill	3,046	3,046
International
Goodwill [Line Items]
Goodwill	1,061	1,151
Other Businesses
Goodwill [Line Items]
Goodwill	$ 852	$ 863